FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities that are remeasured at fair value as of September 30, 2025 and December 31, 2024.

		Fair Value Measurements as of September 30, 2025 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$640	$—	$640
	Accrued liabilities	—	(12,305)	—	(12,305)
Bunker fuel hedges:	Accrued liabilities	—	(304)	—	(304)
Interest rate swap contracts:
	Other receivables, net	—	9,408	—	9,408
	Other assets	—	673	—	673
	Other long-term liabilities	—	(461)	—	(461)
Rabbi Trust investments:
	Short-term investments	—	—	6,299	6,299
	Long-term investments	—	—	14,198	14,198
Contingent consideration:
	Contingent consideration	—	—	(4,652)	(4,652)
	Contingent consideration, less current portion	—	—	(1,202)	(1,202)
Total		$—	$(2,349)	$14,643	$12,294

		Fair Value Measurements as of December 31, 2024 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$7,553	$—	$7,553
	Accrued liabilities	—	(2,181)	—	(2,181)
Bunker fuel hedges:	Accrued liabilities	—	(7)	—	(7)
Interest rate swap contracts:
	Other receivables, net	—	278	—	278
	Other assets	—	24,036	—	24,036
Rabbi Trust investments:
	Short-term investments	—	—	6,019	6,019
	Long-term investments	—	—	14,630	14,630
Contingent consideration:
	Contingent consideration	—	—	(3,399)	(3,399)
	Contingent consideration, less current portion	—	—	(4,007)	(4,007)
Total		$—	$29,679	$13,243	$42,922

Fair Value, Liabilities Measured on Recurring Basis
The carrying value of the Company’s Term Loan Facilities, net of debt issuance costs, and gross estimated fair value of these term loans based on Level 2 inputs in the fair value hierarchy are summarized below:

	September 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Carrying value, net of unamortized debt issuance costs	$590,294	$694,362
Unamortized debt issuance costs	7,269	9,338
Gross carrying value	$597,563	$703,700

Estimated fair value	$586,241	$702,820